Ordinary Shares (Details) $ / shares in Units, $ in Thousands			1 Months Ended										4 Months Ended	12 Months Ended
	Nov. 08, 2019 $ / shares shares	Nov. 07, 2019 shares	Aug. 31, 2019 shares	Apr. 30, 2019 shares	Mar. 31, 2019 shares	Dec. 31, 2016 ¥ / shares shares	Nov. 30, 2016 ¥ / shares shares	May 31, 2016 ¥ / shares shares	Mar. 31, 2016 ¥ / shares shares	Sep. 30, 2015 ¥ / shares shares	Jun. 30, 2012 ¥ / shares shares	Nov. 30, 2011 ¥ / shares shares	Jan. 31, 2018 ¥ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Ordinary Shares
Authorized share capital | $																	$ 50,000
authorized share capital (in shares)			5,000,000,000														500,000,000
Par value (in US dollar per share) | $ / shares															$ 0.0001	$ 0.0001	$ 0.0001
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering (in shares)		96,082,700
Preferred shares conversion ratio		1
Shares issued (in shares)																	1
Ordinary shares, shares authorized (in shares)			4,326,574,000
Ordinary shares, shares issued (in shares)			189,388,000
Ordinary shares, shares outstanding (in shares)			189,388,000
Shares issuable in connection to vested restricted share units (in shares)			63,567,850
Convertible redeemable preferred shares, shares outstanding (in shares)																	548,774,240
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued														27,507,989	36,281,400	61,006,382
Ordinary shares
Ordinary Shares
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering (in shares)																(237,849,382)
Share repurchase (in shares)																(2,561,468)
IPO
Ordinary Shares
Issuance price per share (in US dollar per share) | $ / shares	$ 14.50
Ordinary shares increased results of conversion rate	44,521
IPO | ADS
Ordinary Shares
New issuance (in shares)	1,380,000
Issuance price per share (in US dollar per share) | $ / shares	$ 14.50
Series A-1 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)			65,307,000
Convertible redeemable preferred shares, shares issued (in shares)			65,307,000
Convertible redeemable preferred shares, shares outstanding (in shares)			65,307,000												10,027,455		62,273,127
New issuance (in shares)			65,307,000									62,273,127
Issuance price per share (in US dollar per share) | ¥ / shares												¥ 0.01
Series A-2 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)			101,261,000
Convertible redeemable preferred shares, shares issued (in shares)			101,261,000
Convertible redeemable preferred shares, shares outstanding (in shares)			101,261,000														81,008,717
New issuance (in shares)			101,261,000								81,008,717
Issuance price per share (in US dollar per share) | ¥ / shares											¥ 0.06
Series B-1 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)			250,302,000
Convertible redeemable preferred shares, shares issued (in shares)			250,302,000
Convertible redeemable preferred shares, shares outstanding (in shares)			250,302,000														200,241,529
New issuance (in shares)			250,302,000							200,241,529
Issuance price per share (in US dollar per share) | ¥ / shares										¥ 1.24
Series B-2 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)			14,593,000
Convertible redeemable preferred shares, shares issued (in shares)			14,593,000
Convertible redeemable preferred shares, shares outstanding (in shares)			14,593,000														11,674,379
New issuance (in shares)			14,593,000					11,674,379
Issuance price per share (in US dollar per share) | ¥ / shares								¥ 3.21
Series B-3 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)			56,105,000
Convertible redeemable preferred shares, shares issued (in shares)			56,105,000
Convertible redeemable preferred shares, shares outstanding (in shares)			56,105,000												10,027,455		19,361,727
New issuance (in shares)			56,105,000	17,215,818	10,027,455		7,220,212			12,141,515
Issuance price per share (in US dollar per share) | ¥ / shares							¥ 3.12			¥ 1.24
Series B-4 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)			20,982,000
Convertible redeemable preferred shares, shares issued (in shares)			20,982,000
Convertible redeemable preferred shares, shares outstanding (in shares)			20,982,000														9,338,761
New issuance (in shares)			20,982,000	11,643,239		2,334,688			7,004,073
Issuance price per share (in US dollar per share) | ¥ / shares						¥ 3.21			¥ 3.21
Series C-1 Convertible Redeemable Preferred Stock
Ordinary Shares
Convertible redeemable preferred shares, shares authorized (in shares)			164,876,000
Convertible redeemable preferred shares, shares issued (in shares)			164,876,000
Convertible redeemable preferred shares, shares outstanding (in shares)			164,876,000														164,876,000
New issuance (in shares)			164,876,000										164,876,000
Issuance price per share (in US dollar per share) | ¥ / shares													¥ 1.53
Class A ordinary shares
Ordinary Shares
Par value (in US dollar per share) | $ / shares	$ 0.0001													$ 0.0001	$ 0.0001
Ordinary shares conversion ratio		1
Ordinary shares, shares authorized (in shares)														4,903,917,300	4,903,917,300
Ordinary shares, shares issued (in shares)														907,346,745	884,846,745	841,275,820
Ordinary shares, shares outstanding (in shares)														893,706,595	871,850,620	841,275,820
Number of shares of common stock outstanding, excluding shares issued to the depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise of awards granted under the 2019 Incentive Plan																61,006,382
Number of votes per share | Vote														1
Class A ordinary shares | 2019 Incentive Plan
Ordinary Shares
Ordinary shares issued to the depositary bank for bulk issuance of ADSs														17,428,425	6,957,425
Common Stock Shares Outstanding, Excluding Shares Issued For Depositary Bank														876,278,170	864,893,195
Class A ordinary shares | Ordinary shares
Ordinary Shares
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering (in shares)																141,766,682
New issuance (in shares)																34,500,000
Share repurchase (in shares)														(6,646,700)	(12,996,125)
Class A ordinary shares | IPO
Ordinary Shares
New issuance (in shares)	34,500,000
Number of shares issued on conversion	40,044,520
Class B ordinary shares
Ordinary Shares
Par value (in US dollar per share) | $ / shares	$ 0.0001													$ 0.0001	$ 0.0001
Ordinary shares conversion ratio		1
Ordinary shares, shares authorized (in shares)														96,082,700	96,082,700
Ordinary shares, shares issued (in shares)														96,082,700	96,082,700	96,082,700
Ordinary shares, shares outstanding (in shares)														96,082,700	96,082,700	96,082,700
Number of votes per share | Vote														25
Class B ordinary shares | Ordinary shares
Ordinary Shares
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering (in shares)																96,082,700